CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 73		$ 112,949		$ (114)	$ 48,152	$ 161,060
Balance, shares at Dec. 31, 2015	27,093,937						27,093,937
Cumulative effect to share based compensation from adoption of a new accounting standard			131			(131)
Issuance of shares in connection with employee share-based plans	$ 1		2,151				$ 2,151
Issuance of shares in connection with employee share-based plans, shares	268,022						268,022
Issuance of shares upon exercise of options		[1]		[1]				[1]
Issuance of shares upon exercise of options, shares	70,472
Share based compensation			2,735				2,735
Share repurchase		[1]	(937)				(937)
Share repurchase, shares	(81,000)
Other comprehensive income					64		64
Net income for the year						9,644	9,644
Balance at Dec. 31, 2016	$ 74		117,028		(50)	57,665	$ 174,717
Balance, shares at Dec. 31, 2016	27,351,431						27,351,431
Issuance of shares in connection with employee share-based plans		[1]	2,619				$ 2,619
Issuance of shares in connection with employee share-based plans, shares	457,810						458,801
Issuance of shares upon exercise of options		[1]		[1]
Issuance of shares upon exercise of options, shares	89,063
Share based compensation			2,779				$ 2,779
Other comprehensive income					162		162
Net income for the year						46,459	46,459
Balance at Dec. 31, 2017	$ 74		122,426		112	104,124	$ 226,736
Balance, shares at Dec. 31, 2017	27,898,304						27,898,304
Issuance of shares in connection with employee share-based plans		[1]	361				$ 361
Issuance of shares in connection with employee share-based plans, shares	99,285						117,185
Issuance of shares upon exercise of options		[1]		[1]
Issuance of shares upon exercise of options, shares	119,916
Share based compensation			4,326				$ 4,326
Share repurchase		[1]	(4,801)				(4,801)
Share repurchase, shares	(200,000)
Cumulative effect from adoption of a new accounting standard - ASC 606 (Note 2l)						43	43
Other comprehensive income					(300)		(300)
Net income for the year						54,375	54,375
Balance at Dec. 31, 2018	$ 74		$ 122,312		$ (188)	$ 158,542	$ 280,740
Balance, shares at Dec. 31, 2018	27,917,505						27,917,505

[1]	Less than $1